Average balance sheet and interest rates - Assets (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Average balance sheet and interest rates
Average balance - Interest earning assets	$ 821,718	$ 798,924	$ 774,944
Interest income	$ 27,047	$ 33,222	$ 32,571
Average rate - Interest earning assets (as a percent)	3.30%	4.20%	4.20%
Average balance - Non-Interest earning assets	$ 98,362	$ 95,800	$ 98,366
Average balance - Total assets	920,080	894,724	873,310
Collateral paid | Australia
Average balance sheet and interest rates
Average balance - Interest earning assets	13,555	8,428	5,239
Interest income	$ 56	$ 152	$ 86
Average rate - Interest earning assets (as a percent)	0.40%	1.80%	1.60%
Collateral paid | New Zealand
Average balance sheet and interest rates
Average balance - Interest earning assets	$ 373	$ 364	$ 252
Interest income	$ 3	$ 7	$ 4
Average rate - Interest earning assets (as a percent)	0.80%	1.90%	1.60%
Collateral paid | Other overseas
Average balance sheet and interest rates
Average balance - Interest earning assets	$ 1,804	$ 2,031	$ 2,594
Interest income	$ 16	$ 42	$ 39
Average rate - Interest earning assets (as a percent)	0.90%	2.10%	1.50%
Trading securities and financial assets measured at FVIS | Australia
Average balance sheet and interest rates
Average balance - Interest earning assets	$ 20,300	$ 20,691	$ 17,420
Interest income	$ 217	$ 468	$ 423
Average rate - Interest earning assets (as a percent)	1.10%	2.30%	2.40%
Trading securities and financial assets measured at FVIS | New Zealand
Average balance sheet and interest rates
Average balance - Interest earning assets	$ 4,728	$ 3,862	$ 3,538
Interest income	$ 47	$ 85	$ 80
Average rate - Interest earning assets (as a percent)	1.00%	2.20%	2.30%
Trading securities and financial assets measured at FVIS | Other overseas
Average balance sheet and interest rates
Average balance - Interest earning assets	$ 4,601	$ 4,521	$ 3,160
Interest income	$ 95	$ 109	$ 61
Average rate - Interest earning assets (as a percent)	2.10%	2.40%	1.90%
Available-for-sale securities | Australia
Average balance sheet and interest rates
Average balance - Interest earning assets			$ 55,458
Interest income			$ 1,692
Average rate - Interest earning assets (as a percent)			3.10%
Available-for-sale securities | New Zealand
Average balance sheet and interest rates
Average balance - Interest earning assets			$ 3,304
Interest income			$ 136
Average rate - Interest earning assets (as a percent)			4.10%
Available-for-sale securities | Other overseas
Average balance sheet and interest rates
Average balance - Interest earning assets			$ 2,778
Interest income			$ 86
Average rate - Interest earning assets (as a percent)			3.10%
Investment securities | Australia
Average balance sheet and interest rates
Average balance - Interest earning assets	$ 71,402	$ 56,875
Interest income	$ 1,347	$ 1,691
Average rate - Interest earning assets (as a percent)	1.90%	3.00%
Investment securities | New Zealand
Average balance sheet and interest rates
Average balance - Interest earning assets	$ 3,921	$ 3,850
Interest income	$ 96	$ 130
Average rate - Interest earning assets (as a percent)	2.40%	3.40%
Investment securities | Other overseas
Average balance sheet and interest rates
Average balance - Interest earning assets	$ 2,858	$ 3,062
Interest income	$ 78	$ 98
Average rate - Interest earning assets (as a percent)	2.70%	3.20%
Loans and other receivables | Australia
Average balance sheet and interest rates
Average balance - Interest earning assets	$ 585,643	$ 589,427	$ 578,679
Interest income	$ 21,315	$ 25,931	$ 25,700
Average rate - Interest earning assets (as a percent)	3.60%	4.40%	4.40%
Loans and other receivables | New Zealand
Average balance sheet and interest rates
Average balance - Interest earning assets	$ 85,184	$ 79,255	$ 73,902
Interest income	$ 3,237	$ 3,650	$ 3,516
Average rate - Interest earning assets (as a percent)	3.80%	4.60%	4.80%
Loans and other receivables | Other overseas
Average balance sheet and interest rates
Average balance - Interest earning assets	$ 27,349	$ 26,558	$ 28,620
Interest income	$ 540	$ 859	$ 748
Average rate - Interest earning assets (as a percent)	2.00%	3.20%	2.60%
Derivative financial instruments
Average balance sheet and interest rates
Average balance - Non-Interest earning assets	$ 31,334	$ 25,959	$ 26,443
Life insurance assets
Average balance sheet and interest rates
Average balance - Non-Interest earning assets	4,614	9,610	10,664
All other assets
Average balance sheet and interest rates
Average balance - Non-Interest earning assets	$ 62,414	$ 60,231	$ 61,259